RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions

39         RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

(a)           Related parties that control the Company or are controlled by the Company:

See note 10 for the principal subsidiaries.

None of the shareholders is the controlling entity of the Company.

(b)           Nature of the principal related parties that do not control/are not controlled by the Company:

(i)                            Guangzhou Railway Group and its subsidiaries

Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Center	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Hunan Changtie Industrial Development Co. Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Shenzhen Guangshen Railway Real Estate Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder
Hainan Railway Company Limited	Subsidiary of the single largest shareholder
Construction Engineering Company of Yangcheng Railway Industry Development Corporation	Subsidiary of the single largest shareholder
Guangdong Sanmao Railway Capital Construction Company	Subsidiary of the single largest shareholder

(ii)                  Associates of the Group:

Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

(iii)                  Relationship with CSRG and other railway companies

On March 14, 2013, pursuant to the Approval, the previous controlling entity of Guangzhou Railway Group, MOR, had been dismantled. The administrative function of MOR were transferred to the Ministry of Transport and the newly established National Railway Bureau, and its business functions were transferred to the CSRG. Accordingly, the equity interests of Guangzhou Railway Group which was wholly controlled by MOR previously were transferred to the CSRG (“Reform”). The Reform was completed since January 1, 2017 and the Company disclosed details of transactions undertaken with CSRG Group for both years of 2019 and 2018 for reference. Unless otherwise specified, the transactions with CSRG Group disclosed below have excluded transactions undertaken with Guangzhou Railway Group and its subsidiaries.

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties:

(I)                    Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,505,348	1,861,543	2,060,518
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,428,752	1,357,512	1,563,191
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	660,847	736,492	812,470
	3,594,947	3,955,547	4,436,179
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	23,386	39,383	45,642

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	1,048,524	872,234	774,291
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,720,849	1,898,623	2,194,467
	2,769,373	2,770,857	2,968,758

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	-	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	298,040	451,976	441,719
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	455,716	555,048	623,433
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	272,390	180,147	363,424
	1,026,146	1,187,171	1,428,576

(I)                       Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

(i)      The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)     Such revenues/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.

(iii)    The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.

(iv)   The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)    Based on construction amount determined under national railway engineering guidelines.

(vi)   The amount recognized in 2019 does not include the payment of short term leases related to the lease of passenger trains paid to Guangzhou Railway Group amounting to RMB 247,714,000, the amount of 2017 and 2018 has included such payment.

(II)          Material transactions with CSRG and other railway companies

When the passenger trains and freight trains operated by the Group pass through rail lines owned by other railway companies controlled by the CSRG, the Group need to pay those companies for the services rendered (track usage, locomotive traction and electric catenaries service, etc.), and vice versa. The charge rate of such services are instructed by the CSRG and are collected and settled by the CSRG according to its central recording and settlement systems (see details in note 2.23).

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CSRG Group:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	81,396	63,364	69,958
Revenue collected by CSRG for services provided to CSRG Group (ii)	1,877,719	2,527,897	2,479,015
Revenue from railway operation service provided to CSRG Group (iii)	1,800,692	2,012,880	2,392,333
	3,759,807	4,604,141	4,941,306
Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	333,917	337,432	370,990
Sales of materials and supplies to CSRG Group (iv)	7,185	9,099	8,330
Provision of apartment leasing services to CSRG Group (iv)	722	617	574
	341,824	347,148	379,894

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)	306,208	283,490	37,408
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	1,395,591	2,161,146	2,107,765
	1,701,799	2,444,636	2,145,173

Other services
Provision of repair and maintenance services by CSRG Group (iv)	31,089	9,440	29,066
Purchase of materials and supplies from CSRG Group (iv)	19,258	27,743	23,968
Provision of construction services by CSRG Group (v)	-	1,417	23,636
	50,347	38,600	76,670

(i)            The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)           Such revenue/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.

(iii)          The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and explicitly agreed between both contracting parties.

(iv)          The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)           Based on construction amounts determined under national railway engineering guidelines.

(vi)          The amount recognized in 2019 does not include the payment of short term leases related to the lease of passenger trains and freight trains to CSRG amounting to RMB 436,323,000, the amount of 2017 and 2018 has included such payment.

(II)                 Revenues collected and settled through the CSRG:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

- Passenger transportation	7,295,985	7,532,999	7,475,003
- Freight transportation	1,266,122	1,849,360	1,740,907
- Other transportation related services	112,267	78,935	74,870
	8,674,374	9,461,294	9,290,780

(III)                Lease – as lessee:

As disclosed in note 2.27 and note 8, the Group has adopted IFRS 16 from January 1, 2019 and the Group recognized right-of-use assets in relation to lease contract with Guangzhou Railway Group in regard of land use right, which had previously been classified as ‘operating leases’ under IAS 17 Leases.  In 2019, the depreciation expense of the right-of-use assets was RMB13,378,000 (2017 and 2018: not applicable), the interest expense of lease liabilities was RMB57,670,000 (2017 and 2018: not applicable), and the actual payment to Guangzhou Railway Group was RMB59,620,000 (2017: RMB57,358,000 and 2018: RMB58,490,000).

In addition, in 2019, the payment of short term leases related to the lease of passenger trains to Guangzhou Railway Group was RMB247,714,000, the payment of short term leases related to lease of passenger trains and freight trains to CSRG was RMB436,323,000.

(d)           As at December 31, 2018 and 2019, the Group had the following material balances maintained with related parties:

(I)                    Material balances with Guangzhou Railway Group and its subsidiaries:

	2018	2019
	RMB’000	RMB’000

Trade receivables	1,934,435	2,329,206
- Guangzhou Railway Group (i)	586,049	549,092
- Subsidiaries of Guangzhou Railway Group (i)	1,348,386	1,780,112
- Associates	-	2

Prepayments and other receivables	33,957	35,430
- Guangzhou Railway Group	231	4
- Subsidiaries of Guangzhou Railway Group	33,726	35,426

Prepayments for fixed assets and construction-in-progress	2,489	4,021
- Subsidiaries of Guangzhou Railway Group (ii)	329	2,815
--Associates	2,160	1,206

Trade payables	597,050	672,849
- Guangzhou Railway Group (i)	95,048	99,696
- Subsidiaries of Guangzhou Railway Group (ii)	500,385	533,726
- Associates	1,617	39,427

Payables for fixed assets and construction-in-progress	388,482	467,745
- Guangzhou Railway Group	42,604	23,496
- Subsidiaries of Guangzhou Railway Group	211,486	201,353
- Associates	134,392	242,896

Contract liabilities	1,100	99
- Subsidiaries of Guangzhou Railway Group	1,096	99
- Associates	4	-

Accruals and other payables	454,670	450,534
- Guangzhou Railway Group	9,212	2,713
- Subsidiaries of Guangzhou Railway Group (iii)	443,391	447,821
- Associates (iv)	2,067	-

(I)         Material balances with Guangzhou Railway Group and its subsidiaries:

(i)         The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.

(ii)        The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.

(iii)       The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.

(iv)       The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.

As at December 31, 2019, all the balances maintained with related parties were unsecured, non-interest bearing and were repayable on demand.

(II)                                 Material balances with CSRG Group:

	2018	2019
	RMB’000	RMB’000

Due from CSRG Group
- Trade receivables	1,015,057	1,148,352
- Other receivables	1,149	48,418

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	32,688	69,335
- Other payables	35,851	3,466

As at December 31, 2019, all the balances maintained with CSRG Group were unsecured, non-interest bearing and were repayable on demand.